NATURE OF OPERATIONS AND LIQUIDITY RISK	9 Months Ended
Sep. 30, 2023
Nature Of Operations And Liquidity Risk
NATURE OF OPERATIONS AND LIQUIDITY RISK

1. NATURE OF OPERATIONS AND LIQUIDITY RISK

Vicinity Motor Corp. (“Vicinity”, “VMC” or the “Company”) is a Canadian company that is a North American supplier of electric vehicles for both public and commercial enterprise use. The Company leverages a dealer network and relationships with manufacturing partners to supply its flagship electric, compressed natural gas (“CNG”) and clean-diesel Vicinity buses and the VMC 1200 class 3 electric truck. VMC (formerly Grande West Transportation Group) was incorporated on December 4, 2012 under the laws of British Columbia. The Company conducts its active operations in Canada through its wholly owned operating subsidiary, Vicinity Motor (Bus) Corp. which was incorporated on September 2, 2008 under the laws of British Columbia. The Company also conducts its active operations in the U.S. through a wholly owned subsidiary, Vicinity Motor (Bus) USA Corp., incorporated on April 8, 2014 under the laws of the State of Delaware. The Company’s head office is located at 3168 262nd Street, Aldergrove, British Columbia.

As at September 30, 2023, the Company had working capital (current assets less current liabilities) of $7,025 compared to working capital of $1,573 as at December 31, 2022. For the nine months ended September 30, 2023, the Company incurred a net loss of $7,525 (September 30, 2022: $14,120) and used cash in operations of $19,008 (September 30, 2022: $5,222) of which $8,127 was used for prepaids and deposits and $3,760 related to build up of inventory. Revenues for the nine months ended September 30, 2023, totalled $13,957 (September 30, 2022: $16,440).

In February 2023, the Company obtained $30 million in credit commitments from Royal Bank of Canada and Export Development Canada to fund production of the Company’s VMC 1200 class 3 electric trucks. The facility will expire in February 2024 and may be renewed on a yearly basis at the discretion of the lenders. As at September 30, 2023, $9,597 has been drawn on this facility (note 5). The Company also has an asset-based lending facility from Royal Bank of Canada for C$10 million that expires in February 2024 (note 5). The Company also has convertible debt of C$4 million plus interest that matures September 27, 2024 (note 9) and unsecured debentures of C$11,948 (note 8) at September 30, 2023 that is repayable with C$2,987 principal payments due in both April and July of 2024, with the remainder and interest payable due on October 4, 2024.

Based on the Company’s cash on hand and working capital; its forecasted sales and resulting cash flows for the next twelve months; the expected renewal of the $30 million credit commitments and C$10 million asset-based lending facility in February 2024, as well as the repayments of the convertible debentures and the unsecured debentures, the Company estimates that it will have sufficient liquidity to meet its working capital requirements for at least the next twelve months from September 30, 2023.